TAXATION - Additional information (Details) - ARS ($) $ in Millions				1 Months Ended		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2018	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2022
Income Taxes [Line Items]
Applicable tax rate	25.00%	30.00%	35.00%	30.00%	30.00%
Dividends tax (as a percent)						7.00%
Accumulated net taxable income with 25%						$ 5
Maximum [Member]
Income Taxes [Line Items]
Accumulated net taxable income with 30%						50
Minimum
Income Taxes [Line Items]
Accumulated net taxable income with 30%						5
Accumulated net taxable income with 35%						$ 50